SHARE CAPITAL (Details) - Schedule of Information About Stock Options Outstanding	12 Months Ended
Mar. 31, 2022 $ / shares
5.46 [Member]
SHARE CAPITAL (Details) - Schedule of Information About Stock Options Outstanding [Line Items]
Exercise price	$ 5.46
Number of options outstanding	540,335
Weighted average remaining contractual life	3 years 1 month 24 days
Weighted average exercise price	$ 5.46
Number of options exercisable	264,335
Weighted average exercise price	$ 5.46
9.45 [Member]
SHARE CAPITAL (Details) - Schedule of Information About Stock Options Outstanding [Line Items]
Exercise price	$ 9.45
Number of options outstanding	455,000
Weighted average remaining contractual life	3 years 7 months 13 days
Weighted average exercise price	$ 9.45
Number of options exercisable	151,665
Weighted average exercise price	$ 9.45
5.46 - 9.45 [Member]
SHARE CAPITAL (Details) - Schedule of Information About Stock Options Outstanding [Line Items]
Number of options outstanding	995,335
Weighted average remaining contractual life	3 years 4 months 13 days
Weighted average exercise price	$ 7.28
Number of options exercisable	416,000
Weighted average exercise price	$ 6.91
5.46 - 9.45 [Member] | Minimum [Member]
SHARE CAPITAL (Details) - Schedule of Information About Stock Options Outstanding [Line Items]
Exercise price	5.46
5.46 - 9.45 [Member] | Maximum [Member]
SHARE CAPITAL (Details) - Schedule of Information About Stock Options Outstanding [Line Items]
Exercise price	$ 9.45